Share-Based Instruments	6 Months Ended
Jun. 30, 2019
Share-Based Instruments
Schedule of share-based payment

Note 5 – Share-Based Instruments

Restricted Stock Unit Program

Genmab A/S established a Restricted Stock Unit (RSU) program as an incentive for all the Genmab group’s employees, members of the Executive Management, and members of the Board of Directors.

Under the terms of the RSU program, RSUs are subject to a cliff vesting period and become fully vested on the first banking day of the month following a period of three years from the date of grant. Within 30 days of the vesting date, the holder of an RSU receives one share in Genmab A/S for each RSU.

Our Board of Directors, under two separate authorizations, is currently authorized to repurchase up to a total of 1,000,000 shares (with a nominal value of DKK 1,000,000) at a price per share that may not deviate by more than 10% from the price quoted on Nasdaq Copenhagen at the time of the acquisition. The first authorization, granted on March 17, 2016, authorizes the Board of Directors to repurchase up to a total of 500,000 shares (with a nominal value of DKK 500,000) and shall lapse on March 17, 2021. The second authorization, granted on March 29, 2019, authorizes the Board of Directors to repurchase up to an additional 500,000 shares (with a nominal value of DKK 500,000) and shall lapse on March 28, 2024. The authorizations are intended to cover obligations in relation to the RSU program and reduce the dilution effect of share capital increases resulting from future exercises of warrants. As of June 30, 2019, we repurchased a total of 225,000 shares (with a nominal value of DKK 225,000) under the first authorization and have not repurchased any shares under the second authorization. As of June 30, 2019, up to a further 275,000 shares (with a nominal value of up to DKK 275,000) can be repurchased under the first authorization.

During the first half of 2019, there were no acquisitions of treasury shares. During the first half of 2018, Genmab acquired 125,000 of its own shares, approximately 0.2% of share capital, to cover its future obligations under the RSU program. The total amount paid to acquire the shares, including directly attributable costs, was DKK 146 million and has been recognized as a deduction to shareholders’ equity. These shares are classified as treasury shares and are presented within retained earnings as of June 30,  2019 and June 30, 2018.

The shares were acquired in accordance with the authorization granted by the Annual General Meeting on March 17, 2016 and the acquisition was carried out in compliance with applicable laws, the Nasdaq Copenhagen issuer rules and Genmab’s internal policies on trading with shares of Genmab A/S.

RSU Activity

The RSU activity in the first half of 2019 and 2018, respectively, is outlined below.

	6 Months Ended	6 Months Ended
	June 30, 2019	June 30, 2018

Outstanding RSUs at January 1	218,902	168,044
Granted	15,431	10,489
Vested	(22,189)	(47,450)
Forfeited/Cancelled	(5,053)	(1,971)

Outstanding RSUs at June 30	207,091	129,112

During the first half of 2019, 15,431 RSUs were granted with a weighted average fair value of DKK 1,154.35 per RSU. During the first half of 2018, 10,489 RSUs were granted with a weighted average fair value of DKK 1,084.57 per RSU.

During the first half of 2019, 22,189 RSUs vested and a corresponding amount of treasury shares were issued to cover the obligation. During the first half of 2018, 47,450 RSUs vested and a corresponding amount of treasury shares were issued to cover the obligation. As of June 30, 2019, 163,921 treasury shares were held by Genmab to cover its future obligations in relation to the RSU program.

Genmab settles RSUs using shares issued from treasury stock. A portion of the settlement is withheld to satisfy individual statutory tax withholding obligations which remain in our treasury share account.

Warrant Program

Genmab A/S established warrant programs as an incentive for all the Genmab group’s employees, and members of the Executive Management.

Warrants Granted from August 2004 until April 2012

Under the August 2004 warrant program, warrants vest annually over a four year period on the anniversary of the grant date. Warrants granted under the August 2004 warrant program will lapse on the tenth anniversary of the grant date. As a general rule, the warrant holder may only exercise 25% of the warrants granted per full year of employment or affiliation with Genmab after the grant date. However, the warrant holder will be entitled to retain rights to exercise all warrants on a regular schedule in instances where the employment relationship is terminated by Genmab without cause.

Warrants Granted from April 2012 until March 2017

In April 2012, a new warrant program was adopted by the Board of Directors. Whereas warrants granted under the August 2004 warrant program will lapse on the tenth anniversary of the grant date, warrants granted under the April 2012 warrant program will lapse at the seventh anniversary of the grant date. All other terms in the warrant programs are identical.

Warrants Granted from March 2017

In March 2017, a new warrant program was adopted by the Board of Directors. Whereas warrants granted under the April 2012 warrant program vested annually over a four year period, warrants granted under the new March 2017 warrant program are subject to a cliff vesting period and become fully vested three years from the date of grant. All other terms in the warrant programs are identical.

Warrant Activity

The warrant activity in the first half of 2019 and 2018 is outlined below.

	6 Months Ended	6 Months Ended
	June 30, 2019	June 30, 2018

Outstanding warrants at January 1	1,423,210	1,518,186
Granted	49,360	29,668
Exercised	(192,572)	(251,144)
Expired/lapsed/cancelled	(12,911)	(38,631)

Outstanding warrants at June 30	1,267,087	1,258,079

During the first half of 2019, 49,360 warrants were granted to our employees with a weighted average exercise price of 1,154.19 per warrant and a weighted average Black-Scholes fair market value of DKK 360.96 per warrant. During the first half of 2018, 29,668 warrants were granted to our employees with a weighted average exercise price of 1,087.00 per warrant and a weighted average Black-Scholes fair market value of DKK 383.48 per warrant.

During the first half of 2019, 192,572 warrants were exercised with a weighted average exercise price of DKK 200.81 with proceeds to Genmab of DKK 39 million. The warrants exercised increased share capital accordingly and corresponded to approximately 0.31% of share capital. During the first half of 2018, 251,144 warrants were exercised with a weighted average exercise price of DKK 241.55 with proceeds to Genmab of DKK 61 million. The warrants exercised increased share capital accordingly and corresponded to approximately 0.41% of share capital.

Share-based compensation expenses for the first half of 2019 totaled DKK 68 million compared to DKK 43 million for the first half of 2018.